Royalties, Streaming and Other Mineral Interests	12 Months Ended
Dec. 31, 2024
Disclosure of Royalties, streaming and other mineral interests [Abstract]
Royalties, Streaming and Other Mineral Interests

4. Royalties, streaming and other mineral interests

	Streams on Production Stage Assets ($)	Royalties on Production Stage Assets ($)	Royalties on Development Stage Assets ($)	Royalties on Exploration and Resource Stage Assets ($)	Other mineral interests ($)	Total ($)
Balance at December 31, 2022	—	310,656	122,422	215,326	19,100	667,504
Additions	—	7,369	21,250	1,152	—	29,771
Disposal	—	—	—	—	(322)	(322)
Depletion	—	(943)	—	—	—	(943)
Land agreement proceeds	—	—	—	—	(1,909)	(1,909)
Impairments	—	(8,752)	—	(13,627)	—	(22,379)
Balance at December 31, 2023	—	308,330	143,672	202,851	16,869	671,722
Additions	50,884	—	—	—	153	51,037
Disposal	—	—	—	—	(112)	(112)
Depletion	(314)	(2,890)	—	—	—	(3,204)
Land agreement proceeds	—	—	—	—	(1,663)	(1,663)
Transfers	—	16,132	(16,132)	—	—	—
Balance at December 31, 2024	50,570	321,572	127,540	202,851	15,247	717,780

4. Royalties, streaming and other mineral interests (continued)

During the year ended December 31, 2024, IAMGOLD's Côté Gold Mine commenced production, and its carrying value of $16,132 was transferred from royalties on development stage assets to royalties on production stage assets.

Vareš Copper Stream

On June 4, 2024, the Company completed the acquisition from OMF Fund III (Cr) Ltd., an entity managed by Orion Mine Finance Management LP of a copper stream ("Vareš Copper Stream") on the Vareš Mine, operated by a subsidiary of Adriatic Metals plc located in Bosnia and Herzegovina. The Company paid $50,000, consisting of $45,000 satisfied in cash and $5,000 satisfied by issuing 2,906,977 GRC shares. The Vareš Copper Stream applies to 100% of copper production from the mining area over the Rupice deposit. The Vareš Copper Stream has associated ongoing payments required to be made by the Company equal to 30% of the LME spot copper price, with the effective payable copper fixed at 24.5%. The ongoing payments during the year ended December 31, 2024 were $268. Transaction costs amounting to $884 were recorded as part of the carrying value of the Vareš Copper Stream.

Other Mineral Interests

On June 18, 2024, the Company acquired mining claims located in Nye County, Nevada for $112. All of these claims were disposed of on June 20, 2024 for proceeds of $112. The Company also retained 2% net smelter return ("NSR") on these claims.

Land Agreement Proceeds

During the year ended December 31, 2024, the Company received land agreement proceeds that were credited against other mineral interests, which related to its royalty generator model of $1,663 (2023: $1,909).

Summary Of Select Royalties and Stream

The following is a summary of select royalties and a stream owned by the Company as of December 31, 2024:

Asset	Interest	Jurisdiction
Streams on Production Stage Assets:
Vareš Mine	100% Copper Stream	Bosnia and Herzegovina

Royalties on Production Stage Assets:
Borden Mine (1)	0.5% NSR	Ontario, Canada
Canadian Malartic Property (open pit) (1)	2.0% – 3.0% NSR	Québec, Canada
Cozamin Mine (1)	1.0% NSR	Zacatecas, Mexico
Côté Gold Mine (1)	0.75% NSR	Ontario, Canada
Granite Creek	10% Net Profit Interest ("NPI")	Nevada, USA

Royalties on Development Stage Assets:
Canadian Malartic - Odyssey Project (1) (underground)	3.0% NSR	Québec, Canada
Borborema Project	2.0% NSR	Rio Grande do Norte, Brazil
REN - Carlin Mines	1.5% NSR	Nevada, USA
REN - Carlin Mines (NPI)	3.5% NPI	Nevada, USA

Royalties on Exploration and Resource Stage Assets:
Fenelon Gold Project	2.0% NSR	Québec, Canada
South Railroad Project (1)	0.44% NSR	Nevada, USA
Tonopah West	3.0% NSR	Nevada, USA
County Line	3.0% NSR	Nevada, USA

Note:

(1)
Royalty applies to only a portion of the property.